UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                   New York, NY                 August 11, 2010
------------------         -----------------------       -----------------------
 [Signature]                   [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total: $348,904
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.       028-11646                         JAM Partners, LP


                                           FORM 13F INFORMATION TABLE
                                                  June 30, 2010


COLUMN 1                      COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                              TITLE                         VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS     SOLE     SHARED  NONE
--------------                --------          -----       --------  -------   --- ----  ----------  ----     ----     ------  ----
1ST UNITED BANCORP INC FLA    COM               33740N105    3,576      485,928 SH        DEFINED     1          485,928
1ST UNITED BANCORP INC FLA    COM               33740N105    2,720      369,612 SH        SOLE        NONE       369,612
ABINGTON BANCORP INC          COM               00350L109    4,142      475,000 SH        DEFINED     1          475,000
ALTISOURCE PORTFOLIO SOLNS S  REG SHS           L0175J104    4,193      169,479 SH        DEFINED     1          169,479
ANWORTH MORTGAGE ASSET CP     COM               037347101    5,248      737,109 SH        DEFINED     1          737,109
AON CORP                      COM               037389103    3,990      107,500 SH        DEFINED     1          107,500
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105    6,804      275,000 SH        DEFINED     1          275,000
BANCORP INC DEL               COM               05969A105    1,762      225,000 SH        DEFINED     1          225,000
BANK COMM HLDGS               COM               06424J103    1,541      325,000 SH        DEFINED     1          325,000
BANK COMM HLDGS               COM               06424J103    3,896      821,940 SH        SOLE        NONE       821,940
BANNER CORP                   COM               06652V109    7,425    3,750,000 SH        DEFINED     1        3,750,000
BANNER CORP                   COM               06652V109    3,465    1,750,000 SH        SOLE        NONE     1,750,000
BEACON FED BANCORP INC        COM               073582108    3,154      350,467 SH        DEFINED     1          350,467
BEACON FED BANCORP INC        COM               073582108    2,385      265,000 SH        SOLE        NONE       265,000
BROOKLYN FEDERAL BANCORP INC  COM               114039100    1,496      339,219 SH        DEFINED     1          339,219
CAPE BANCORP INC              COM               139209100    6,716      939,355 SH        DEFINED     1          939,355
CAPE BANCORP INC              COM               139209100    2,042      285,544 SH        SOLE        NONE       285,544
CARE INVESTMENT TRUST INC     COM               141657106    1,317      152,070 SH        DEFINED     1          152,070
CASH AMER INTL INC            COM               14754D100   10,963      319,900 SH        DEFINED     1          319,900
CATHAY GENERAL BANCORP        COM               149150104    5,261      509,276 SH        DEFINED     1          509,276
CENTER BANCORP INC            COM               151408101    5,167      681,673 SH        DEFINED     1          681,673
CENTURY BANCORP INC MASS      CL A NON VTG      156432106    4,432      201,099 SH        DEFINED     1          201,099
CHICOPEE BANCORP INC          COM               168565109    4,048      345,691 SH        DEFINED     1          345,691
CITIZENS REPUBLIC BANCORP IN  COM               174420109      638      750,000 SH        DEFINED     1          750,000
CLIFTON SVGS BANCORP INC      COM               18712Q103    4,732      547,000 SH        DEFINED     1          547,000
ESSA BANCORP INC              COM               29667D104    4,201      341,239 SH        DEFINED     1          341,239
FOX CHASE BANCORP             COM               35137P106    4,069      425,179 SH        DEFINED     1          425,179
GOLDMAN SACHS GROUP INC       COM               38141G104    5,028       38,300 SH        DEFINED     1           38,300
HARTFORD FINL SVCS GROUP INC  COM               416515104   15,491      700,000 SH        DEFINED     1          700,000
HERITAGE FINL GROUP           COM               42725U109    1,892      174,872 SH        SOLE        NONE       174,872
HERITAGE OAKS BANCORP         COM               42724R107    3,462      923,077 SH        DEFINED     1          923,077
HF FINL CORP                  COM               404172108    4,433      454,658 SH        DEFINED     1          454,658
HF FINL CORP                  COM               404172108    2,245      230,254 SH        SOLE        NONE       230,254
HOME BANCORP INC              COM               43689E107    1,617      125,218 SH        DEFINED     1          125,218
HOME BANCORP INC              COM               43689E107    1,518      117,584 SH        SOLE        NONE       117,584
HOME FED BANCORP INC MD       COM               43710G105    3,284      259,983 SH        DEFINED     1          259,983
HOME FED BANCORP INC MD       COM               43710G105      832       65,882 SH        SOLE        NONE        65,882
JPMORGAN CHASE & CO           COM               46625H100   14,644      400,000 SH        DEFINED     1          400,000
LAKE SHORE BANCORP INC        COM               510700107    1,455      184,199 SH        DEFINED     1          184,199
LAKE SHORE BANCORP INC        COM               510700107    1,964      248,596 SH        SOLE        NONE       248,596
LENNAR CORP                   CL B              526057302   14,729    1,300,000 SH        DEFINED     1        1,300,000
LOEWS CORP                    COM               540424108   11,659      350,000 SH        DEFINED     1          350,000
LOUISANA BANCORP INC NEW      COM               54619P104    3,543      251,840 SH        DEFINED     1          251,840
LOUISANA BANCORP INC NEW      COM               54619P104    2,256      160,311 SH        SOLE        NONE       160,311
MIDSOUTH BANCORP INC          COM               598039105    4,366      341,892 SH        DEFINED     1          341,892
MIDSOUTH BANCORP INC          COM               598039105    3,051      238,949 SH        SOLE        NONE       238,949
NARA BANCORP INC              COM               63080P105    2,278      270,172 SH        DEFINED     1          270,172
NEWPORT BANCORP INC           COM               651754103    3,060      251,207 SH        DEFINED     1          251,207
NICHOLAS FINANCIAL INC        COM NEW           65373J209      316       38,424 SH        DEFINED     1           38,424
NORTHEAST CMNTY BANCORP INC   COM               664112109    3,269      570,474 SH        DEFINED     1          570,474
NORTHEAST CMNTY BANCORP INC   COM               664112109      292       50,894 SH        SOLE        NONE        50,894
NORTHWEST BANCSHARES INC MD   COM               667340103    8,029      700,000 SH        DEFINED     1          700,000
OCEANFIRST FINL CORP          COM               675234108    3,319      275,000 SH        DEFINED     1          275,000
OCWEN FINL CORP               COM NEW           675746309   11,365    1,115,300 SH        DEFINED     1        1,115,300
OMNIAMERICAN BANCORP INC      COM               68216R107    4,277      378,800 SH        DEFINED     1          378,800
ORIENTAL FINL GROUP INC       COM               68618W100   20,314    1,604,600 SH        DEFINED     1        1,604,600
ORIENTAL FINL GROUP INC       COM               68618W100   10,285      812,400 SH        SOLE        NONE       812,400
ORITANI FINL CORP             COM               686323106    1,500      150,000 SH        DEFINED     1          150,000
PARTNERRE LTD                 COM               G6852T105    5,611       80,000 SH        DEFINED     1           80,000
PENNYMAC MTG INVT TR          COM               70931T103    2,523      158,700 SH        DEFINED     1          158,700
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100   16,331      450,000 SH        DEFINED     1          450,000
POPULAR INC                   COM               733174106    6,623    2,471,156 SH        DEFINED     1        2,471,156
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    3,548      100,000 SH        DEFINED     1          100,000
PROVIDENT FINL HLDGS INC      COM               743868101    4,607      959,750 SH        DEFINED     1          959,750
TECHE HLDG CO                 COM               878330109    1,405       50,000 SH        SOLE        NONE        50,000
TFS FINL CORP                 COM               87240R107    7,446      600,000 SH        DEFINED     1          600,000
UNITED FINANCIAL BANCORP INC  COM               91030T109    5,106      374,100 SH        DEFINED     1          374,100
WASHINGTON BKG CO OAK HBR WA  COM               937303105    5,630      440,164 SH        DEFINED     1          440,164
WASHINGTON BKG CO OAK HBR WA  COM               937303105    2,840      222,080 SH        SOLE        NONE       222,080
WILLIS LEASE FINANCE CORP     COM               970646105    6,402      694,368 SH        DEFINED     1          694,368
WILLIS LEASE FINANCE CORP     COM               970646105    4,391      476,227 SH        SOLE        NONE       476,227
WILSHIRE BANCORP INC          COM               97186T108    1,285      146,806 SH        DEFINED     1          146,806

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